RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)													3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Dec. 03, 2024	Oct. 02, 2024	Sep. 27, 2024	May 09, 2024	Mar. 05, 2024	Jan. 10, 2024	Jan. 09, 2024	Dec. 21, 2023	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 17, 2025
Officer and directors compensation														$ 14,131,250
Liabilities			$ 1,688,077										$ 13,870,407	13,870,407		$ 1,688,077
Commitment fee														1,750,000
Due to affiliate			$ 111,026													111,026		$ 353,679
Debt interest rate	20.00%	20.00%	20.00%	20.00%		20.00%	20.00%
Principal amount	$ 31,250	$ 31,250	$ 279,878	$ 40,625		$ 62,500	$ 1,066,391						9,687,500	9,687,500		$ 279,878
Gross proceeds	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000		$ 2,500,000	$ 2,500,000								257,645
Debt interest stated percentage	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%									5.00%
Debt unamortized discount	$ 6,250	$ 6,250	$ 46,646	$ 8,125		$ 12,500	$ 213,278						5,943,425	5,943,425		$ 46,646
Maturity date							Dec. 10, 2025
Amortized debt discount														2,021,209
September Twenty Seven Two Thousand Twenty Four [Member]
Amortized debt discount													0	139,052
October Two Two Thousand Twenty Four [Member]
Amortized debt discount													0	8,379
December Thirty Two Thousand Twenty Four [Member]
Amortized debt discount													2,708	8,095
December Thirty First Two Thousand Twenty Four [Member]
Amortized debt discount													19,476	46,646
January Twenty Two Two Thousand Twenty Five [Member]
Amortized debt discount													2,609	6,250
February Thirteen Two Thousand Twenty Five [Member]
Amortized debt discount													3,113	6,250
Affiliates [Member]
Due to affiliate													353,679	353,679
Related Party [Member]
Notes payable, current			1,266,832										885,564	885,564		1,266,832
Loan and Transfer Agreement [Member] | Sponsor and SSVK Associates LLC Member
Debt			250,000										250,000	250,000		250,000
Funded loan amount												$ 250,000
Funded amount												$ 250,000
Liabilities																		250,000
Loan and Transfer Agreement [Member] | Apogee Pharma [Member]
Debt			50,000										50,000	50,000		50,000
Funded loan amount											$ 50,000
Funded amount											$ 50,000
Liabilities																		$ 50,000
Shares issued																		50,000
Loan and Transfer Agreement [Member] | Jinal Sheth [Member]
Debt			149,214										149,214	149,214		149,214
Funded loan amount										$ 149,214
Funded amount										$ 149,214
Liabilities																		$ 149,214
Second Loan And Transfer Agreementt [Member] | Apogee Pharma Two [Member]
Debt			50,000										50,000	50,000		50,000
Funded loan amount					$ 50,000
Funded amount					$ 50,000
Liabilities																		50,000
First Subscription Agreement [Member]
Debt																		$ 1,500,000
Sponsor contribution									$ 1,000,000
Commitment fee														1,750,000
Second Subscription Agreements [Member]
Sponsor contribution								$ 500,000
Payments for loans								$ 500,000
First And Second Subscription Agreement [Member]
Loan balance													$ 1,500,000	1,500,000
Modified Promissory Note Fee Agreement [Member]
Loans payable						$ 1,000,000
Related Party Loans [Member]
Loan conversion agreement warrant														$ 1,500,000
Conversion price of warrant													$ 1.50	$ 1.50
Aspire Biopharma Inc [Member]
Officer and directors compensation																356,032	$ 100,000
Debt			0													0	181,061
Loans payable			0													0	360,636
Convertible debt			0													0	0
Accrued interest payable			0													0	0
Liabilities			1,688,077													1,688,077	$ 534,035
Shares issued																	150,000
Sponsor contribution																257,613
Due to affiliate			$ 111,026													111,026	$ 626
Debt interest rate			20.00%	20.00%		20.00%	20.00%
Principal amount			$ 279,878	$ 40,625		$ 62,500	$ 1,066,391									$ 279,878
Gross proceeds			$ 2,500,000	$ 2,500,000		$ 2,500,000	$ 2,500,000
Debt interest stated percentage			5.00%	5.00%		5.00%	5.00%									5.00%
Debt unamortized discount			$ 46,646	$ 8,125		$ 12,500	$ 213,278									$ 46,646